S000066407 [Member] Annual Fund Operating Expenses - S000066407 [Member]	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
C000214277 [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.14%	[2]
Expenses (as a percentage of Assets)	2.14%
Fee Waiver or Reimbursement	(2.14%)	[3]
Net Expenses (as a percentage of Assets)	0.00%

[1]	The Investment Manager of the Fund does not charge a management fee to the Fund. However, the Fund is an integral part of broader SMA programs, and SMA clients pay a fee directly, or indirectly through Program Sponsors, to the Investment Manager for providing investment management services to the Program Sponsor or the SMA, including on assets that may be invested in the Fund. The Investment Manager or its affiliates will be compensated directly or indirectly by Program Sponsors or SMAs for providing investment management services to the SMA.
[2]	Other expenses have been restated to reflect current fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, taxes, and infrequent and/or unusual expenses) through December 31, 2026, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.00%. Any difference in the annual rate relative to the annual rate noted in the last row of above table (e.g. net expense ratios) are due to applicable exclusions under the agreement.